UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Oak Harvest Long/Short Hedged Equity Fund

Institutional Shares (OHFGX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Oak Harvest Long/Short Hedged Equity Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.  You can find additional information about the Fund at https://oakharvestfunds.com/documents/. You can also request this information by contacting us at (833) 549-4121.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	1.96%

How did the Fund perform during the reporting period?

Equity market performance during the period was characterized by generally rising stock prices with moderate volatility. We saw a strong rise in stock prices post the US Presidential election followed by an equally sharp decline post the December FOMC meeting where expectations of the timing and number of rate cuts were pushed out. We continue to see broadening participation among the 493 stocks outside the “Magnificent 7” where valuations are less demanding, and growth forecasts appear more robust. We have positioned the Fund accordingly.

Asset flows to the Fund stabilized during the period, reducing cash drag and allowing the managers to focus on executing the Fund's strategy. As a result, the period saw improved fund performance vs. the S&P 500® Index (the "Index"), essentially equaling the Index return with a much lower Beta (0.59) and low correlation (0.74). This type of return is in line with our expectations for the strategy.

Good stock selection, particularly in the Technology and Consumer Discretionary sectors, positively impacted performance. Health Care was the Fund's worst performance sector. Hedging costs were a slight drag on performance but were mostly offset through a productive covered-call writing program.

Fund performance benefited from long positions in Broadcom, Inc. and Palantir Technologies, Inc., both direct beneficiaries of AI investment spending. The Fund had one material loss in a short position in Hims & Hers Health.

The investment team continues to believe that the Fund’s unique long/short strategy is tailor made for a sustained period of higher volatility in markets. This combined with movement back toward active equity management including single stock selection, sector and style concentration, and hedging downside market risk should position the Fund's investors for capital preservation combined with higher risk adjusted equity returns in the coming years.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares
S&P 500® Index
$15,000
$10,000
$5,000
$0
$12,766
$11,483
Dec-2023
Feb-2024
Feb-2025

	Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	S&P 500® Index
Dec-2023	$10,000	$10,000
Feb-2024	$10,300	$10,782
Feb-2025	$11,483	$12,766

Average Annual Total Returns

	1 Year	Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	11.48%	12.24%
S&P 500® Index	18.41%	22.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$70,780,644
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$483,698
  Portfolio Turnover101%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Technology 31.0%
Financials 14.7%
Communications 13.9%
Consumer Discretionary 12.5%
Health Care 12.4%
Industrials 5.3%
Exchange-Traded Funds 2.9%
Energy 2.1%
Consumer Staples 1.2%
Purchased Options 0.7%
Materials 0.5%
Other Assets in Excess of Liabilities 2.8%

Value	Value
Other Assets in Excess of Liabilities	2.8%
Materials	0.5%
Purchased Options	0.7%
Consumer Staples	1.2%
Energy	2.1%
Exchange-Traded Funds	2.9%
Industrials	5.3%
Health Care	12.4%
Consumer Discretionary	12.5%
Communications	13.9%
Financials	14.7%
Technology	31.0%

Oak Harvest Long/Short Hedged Equity Fund- Institutional Shares

Semi-Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakharvestfunds.com/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022825-OHFGX

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Oak Harvest Long/Short Hedged Equity Fund

Semi-Annual Financial Statements

and Additional Information

February 28, 2025

Fund Adviser:

Oak Harvest Investment Services, LLC

920 Memorial City Way, Suite 150

Houston, TX 77024

Oak Harvest Long/Short Hedged Equity Fund

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS - LONG — 95.51%	Shares	Fair Value
Communications — 13.92%
Alphabet, Inc., Class A(a)	5,000	$851,400
AppLovin Corp., Class A(b)	1,500	488,610
GoDaddy, Inc., Class A(b)	7,500	1,346,250
Meta Platforms, Inc., Class A	2,500	1,670,500
Netflix, Inc.(b)	2,000	1,961,120
Shopify, Inc., Class A(b)	8,000	896,000
Spotify Technology SA(a) (b)	2,000	1,216,020
Walt Disney Co. (The)	12,500	1,422,500
		9,852,400
Consumer Discretionary — 13.73%
Alibaba Group Holding Ltd. - ADR(a)	5,000	662,550
Amazon.com, Inc.(a) (b)	11,500	2,441,220
Chewy, Inc.(b)	35,000	1,304,100
Chipotle Mexican Grill, Inc.(a) (b)	25,000	1,349,250
Expedia Group, Inc.(b)	3,500	692,860
Gap, Inc. (The)	30,000	678,300
Home Depot, Inc. (The)	1,500	594,900
Texas Roadhouse, Inc.	5,500	1,012,495
Wynn Resorts Ltd.	11,000	982,520
		9,718,195
Consumer Staples — 1.82%
BJ’s Wholesale Club Holdings, Inc.(b)	7,500	759,450
Cboe Global Markets, Inc.	2,500	527,000
		1,286,450
Energy — 2.08%
TechnipFMC PLC(a)	50,000	1,472,000

Financials — 14.66%
BlackRock, Inc.(a)	1,650	1,613,337
Charles Schwab Corp. (The)	16,000	1,272,480
CME Group, Inc.	2,500	634,425
JPMorgan Chase & Co.	7,000	1,852,550
Morgan Stanley	13,750	1,830,263
Northern Trust Corp.	14,750	1,625,745
Raymond James Financial, Inc.	10,000	1,546,700
		10,375,500
Health Care — 12.41%
Abbott Laboratories	7,500	1,035,075
Boston Scientific Corp.(b)	15,000	1,556,850
Cardinal Health, Inc.	12,500	1,618,500
Intuitive Surgical, Inc.(a) (b)	3,000	1,719,450
Labcorp Holdings, Inc.	6,000	1,506,240
Qiagen NV(b)	35,000	1,344,000
		8,780,115
Industrials — 5.32%
CH Robinson Worldwide, Inc.	5,000	508,100
Eaton Corp. PLC	2,500	733,300

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

COMMON STOCKS - LONG — 95.51% - continued	Shares	Fair Value
Industrials — 5.32% - continued
LegalZoom.com, Inc.(b)	75,000	$762,000
Quanta Services, Inc.	2,500	649,075
Union Pacific Corp.	4,500	1,110,105
		3,762,580
Materials — 0.54%
Agnico Eagle Mines Ltd.	4,000	385,120

Technology — 31.03%
Analog Devices, Inc.(a)	5,000	1,150,300
Apple, Inc.(a)	10,500	2,539,320
Broadcom, Inc.	11,500	2,293,445
Crowdstrike Holdings, Inc., Class A(b)	2,000	779,320
Datadog, Inc., Class A(b)	6,250	728,437
Dayforce, Inc.(b)	15,000	929,850
DocuSign, Inc.(b)	13,000	1,081,210
F5, Inc.(b)	5,000	1,462,150
Freshworks, Inc., Class A(b)	75,000	1,279,500
GitLab, Inc., Class A(b)	15,000	903,150
HubSpot, Inc.(b)	2,000	1,447,980
Nvidia Corp.(a)	10,000	1,249,200
Palantir Technologies, Inc., Class A(b)	15,000	1,273,800
Salesforce, Inc.	5,500	1,638,175
Snowflake, Inc., Class A(b)	10,000	1,771,000
Twilio, Inc., Class A(b)	12,000	1,439,160
		21,965,997
Total Common Stocks - Long (Cost $60,559,310)		67,598,357

EXCHANGE-TRADED FUNDS - LONG — 2.85%
SPDR® S&P® Regional Banking ETF	32,500	2,017,275

Total Exchange-Traded Funds - Long (Cost $1,942,816)		2,017,275

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED OPTIONS — 0.72%
PURCHASED PUT OPTIONS — 0.55%
Hims & Hers Health, Inc.	250	$1,127,250	$25.00	3/10/2025	$1,250
Hims & Hers Health, Inc.	250	1,127,250	31.00	3/10/2025	1,250
Invesco QQQ Trust Series 1	200	10,163,400	500.00	3/10/2025	77,200
Invesco QQQ Trust Series 1	400	20,326,800	500.00	3/24/2025	310,000
Total Purchased Put Options (Cost $470,491)					389,700

PURCHASED CALL OPTIONS — 0.17%
Alphabet, Inc., Class A	200	$3,405,600	$190.00	3/24/2025	$8,400
Amazon.com, Inc.	100	2,122,800	215.00	3/24/2025	50,500
Amazon.com, Inc.	150	3,184,200	235.00	3/24/2025	8,550
Apple, Inc.	150	3,627,600	250.00	3/24/2025	33,300

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Schedule of Investments (continued)

February 28, 2025 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED OPTIONS — 0.72% - continued
PURCHASED CALL OPTIONS — 0.17% - continued
Freshworks, Inc.	500	$853,000	$22.50	3/24/2025	$5,000
Vaneck ETF Trust	250	5,819,250	260.00	3/24/2025	16,000

Total Purchased Call Options (Cost $482,916)					121,750
Total Purchased Options (Cost $953,407)					511,450

Total Investments — 99.08% (Cost $63,455,533)					70,127,082

Other Assets in Excess of Liabilities — 0.92%					653,562

NET ASSETS — 100.00%					$70,780,644

(a)	All or a portion of the security is held as collateral for securities sold short and written options. The fair value of this collateral on February 28, 2025 was $4,935,377.
(b)	Non-income producing security.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short

February 28, 2025 (Unaudited)

COMMON STOCKS - SHORT — (1.83)%	Shares	Fair Value
Consumer Discretionary — (1.25)%
Live Nation Entertainment, Inc.(a)	(2,500)	$(358,400)
SharkNinja, Inc.(a)	(5,000)	(525,450)
		(883,850)
Consumer Staples — (0.58)%
Monster Beverage Corp.(a)	(7,500)	(409,875)

Total Common Stocks - Short (Proceeds Received $1,259,408)		(1,293,725)

Total Securities Sold Short — (1.83)% (Proceeds Received $1,259,408)		$(1,293,725)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $63,455,533)	$70,127,082
Cash and cash equivalents	1,812,912
Cash held at broker for securities sold short	502,837
Receivable for investments sold	1,119,878
Dividends receivable	15,969
Prepaid expenses	27,203
Total Assets	73,605,881
Liabilities
Investments in securities sold short, at fair value (proceeds received $1,259,408)	1,293,725
Payable for investments purchased	1,405,894
Payable to Adviser	81,824
Payable to Administrator	28,774
Payable to trustees	284
Other accrued expenses	14,736
Total Liabilities	2,825,237
Net Assets	$70,780,644
Net Assets consist of:
Paid-in capital	$64,345,885
Accumulated earnings	6,434,759
Net Assets	$70,780,644
Shares outstanding (unlimited number of shares authorized, no par value)	6,163,756
Net asset value, offering and redemption price per share	$11.48

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Statement of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $6,835)	$331,065
Interest income	147,476
Total investment income	478,541
Expenses
Investment Adviser	639,612
Administration	37,167
Registration	35,874
Transfer agent	12,686
Compliance services	12,397
Legal	10,414
Trustee expenses	9,045
Audit and tax preparation	8,478
Custodian	8,257
Report printing	5,744
Dividend expense on securities sold short	2,160
Miscellaneous	17,130
Total expenses	798,964
Fees waived by Adviser	(155,914)
Net operating expenses	643,050
Net investment loss	(164,509)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,264,659
Securities sold short	(2,053,070)
Written options	188,605
Purchased options	1,621,506
Change in unrealized appreciation (depreciation) on:
Investment securities	2,452,475
Securities sold short	100,775
Written options	17,930
Purchased options	(285,510)
Net realized and change in unrealized gain on investments	3,307,370
Net increase in net assets resulting from operations	$3,142,861

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2025	For the Period Ended August 31, 2024(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(164,509)	$10,870
Net realized gain (loss) on investment transactions	1,021,700	(1,054,564)
Change in unrealized appreciation on investments	2,285,670	4,351,562
Net increase in net assets resulting from operations	3,142,861	3,307,868

Distributions to Shareholders from Earnings:
Institutional Shares	(16,144)	—
Total distributions	(16,144)	—

Capital Transactions – Institutional Shares
Proceeds from shares sold	11,536,629	59,659,621
Reinvestment of distributions	16,144	—
Amount paid for shares redeemed	(5,839,115)	(1,027,220)
Net increase in net assets resulting from capital transactions	5,713,658	58,632,401
Total Increase in Net Assets	8,840,375	61,940,269

Net Assets
Beginning of period	61,940,269	—
End of period	$70,780,644	$61,940,269

Share Transactions – Institutional Shares
Shares sold	1,017,626	5,760,046
Shares issued in reinvestment of distributions	1,430	—
Shares redeemed	(519,633)	(95,713)
Net increase in shares outstanding	499,423	5,664,333

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Financial Highlights

(For a share outstanding during the period)

	For the Six Months Ended February 28, 2025		For the Period Ended August 31, 2024(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.94		$10.00

Investment operations:
Net investment loss	(0.03)		—
Net realized and unrealized gain on investments	0.57		0.94
Total from investment operations	0.54		0.94

Less distributions to shareholders from:
Net asset value, end of period	$11.48		$10.94
Total Return(b)	4.96	%(c)	9.40	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$70,781		$61,940
Ratio of net expenses to average net assets	1.96	%(d)(e)	2.00	%(d)(f)(g)
Ratio of expenses to average net assets before waiver and reimbursement	2.43	%(d)(e)	2.78	%(d)(f)(g)
Ratio of net investment income (loss) to average net assets	(0.50	)%(d)(e)	0.04	%(d)(f)(g)
Portfolio turnover rate	101	%(c)	105	%(c)

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the six months ended February 28, 2025.
(f)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal period ended August 31, 2024.
(g)	The Fund commenced operations on December 18, 2023, but did not start pursuing its investment objective until January 11, 2024. Expenses incurred by the Fund and corresponding ratios reflect the period from January 11, 2024 to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements

February 28, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”) on October 19, 2023. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Oak Harvest Investment Services, LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on December 18, 2023. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $502,837 as of February 28, 2025.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Derivatives – The Fund may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Fund may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

returns. The Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions – The Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of February 28, 2025, and the effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2025.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$511,450

For the six months ended February 28, 2025:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Purchased Options	Net realized gain on purchased options	$1,621,506	$(285,510)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	188,605	17,930

The notional value of the derivative instruments outstanding as of six months ended February 28, 2025 as disclosed in the Schedule of Investments and the amounts of realized and change in unrealized gains and losses on derivative instruments during the period as disclosed above an with the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example,

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

Assets	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$67,598,357	$—	$—	$67,598,357
Exchange-Traded Funds	2,017,275	—	—	2,017,275
Purchased Call Options	116,750	5,000	—	121,750
Purchased Put Options	388,450	1,250	—	389,700
Total	$70,120,832	$6,250	$—	$70,127,082

Liabilities
Common Stocks(a)	$(1,293,725)	$—	$—	$(1,293,725)
Total	$(1,293,725)	$—	$—	$(1,293,725)

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the Fund’s average daily net assets. For the six months ended February 28, 2025, the Adviser earned fees of $639,612 from the Fund. At February 28, 2025, the Fund owed the Adviser $81,824.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.95% of the Fund’s average daily net assets through February 28, 2025 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of February 28, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
August 31, 2027	$200,530
February 29, 2028	155,914

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

Oak Harvest Long/Short Hedged Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 6. PURCHASES AND SALES OF SECURITIES

During the six months ended February 28, 2025, the Fund purchased $75,943,660 and sold $65,221,113 of securities, excluding securities sold short and short-term investments.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$7,791,846
Gross unrealized depreciation	(1,444,925)
Net unrealized appreciation on investments	$6,346,921

Tax cost of investments and securities sold short	$62,486,436

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,932
Accumulated capital and other losses	(769,141)
Unrealized appreciation on investments	4,061,251
Total accumulated earnings	$3,308,042

As of August 31, 2024, the Fund had available for tax purposes unused capital loss carryforwards of $769,141 of short-term capital loss carryforward. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Oak Harvest Long/Short Hedged Equity Fund

Notes to the Financial Statements (continued)

February 28, 2025 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not Applicable – disclosed with annual report.

(a)(2) Not Applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not Applicable

(a)(5) Not Applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	5/06/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	5/06/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	5/06/2025